UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2006
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               PMFM, Inc.
Address:            1061 Cliff Dawson Rd.
                    Watkinsville, Georgia  30677

Form 13F File Number:    28- 11320
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Judson P. Doherty
     Title:         Chief Financial Officer
     Phone:         (800) 222-7636

Signature, Place, and Date of Signing:

        /s/ Judson P. Doherty       Watkinsville, Georgia      November 13, 2006
     --------------------------     -----------------------    ----------------
          [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         27
                                             -------------------------

Form 13F Information Table Value Total:      $  204,608
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

       COLUMN 1                COLUMN 2      COLUMN 3        COLUMN 4    COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                                   ----------------
    NAME OF ISSUER           TITLE OF                         VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER
    --------------            CLASS             CUSIP       (x$1,000)   PRN  AMT  PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
                             -------            -----        ---------  --------  ---  ----  ---------- --------  ----  ------ ----
DIAMONDS TR                  UNIT SER 1      252787 10 6      9515        85117   SH            SOLE               85117

FIDELITY COMWLTH TR          NDQ CP IDX TRK  315912 80 8      2022        22771   SH            SOLE               22771
ISHARES INC                  MSCI NETHERLND  464286 81 4      7078       281974   SH            SOLE              281974
ISHARES TR                   DJ SEL DIV INX  464287 16 8      4481        67455   SH            SOLE               67455
ISHARES TR                   MSCI EAFE IDX   464287 46 5      3150        46492   SH            SOLE               46492
ISHARES TR                   COHEN&ST RLTY   464287 56 4      1972        21480   SH            SOLE               21480
ISHARES TR                   S&P EURO PLUS   464287 86 1     14039       145351   SH            SOLE              145351
ISHARES TR                   S&P 500 VALUE   464287 40 8     14083       196121   SH            SOLE              196121
ISHARES TR                   RUSSELL1000VAL  464287 59 8      3042        39471   SH            SOLE               39471
ISHARES TR                   RUSSELL1000GRW  464287 61 4      5198        72191   SH            SOLE               72191
ISHARES TR                   RUSSELL 2000    464287 65 5      3177        43076   SH            SOLE               43076
ISHARES TR                   RUSL 2000 VALU  464287 63 0      6931        89843   SH            SOLE               89843
ISHARES TR                   DJ US TELECOMM  464287 71 3      8413       303933   SH            SOLE              303933
ISHARES TR                   LRGE CORE INDX  464287 12 7      2927        40896   SH            SOLE               40896
ISHARES TR                   LARGE VAL INDX  464288 10 9      1482        18930   SH            SOLE               18930
ISHARES TR                   NYSE 100INX FD  464287 13 5      1455        20538   SH            SOLE               20538
ISHARES TR                   S&P 100 IDX FD  464287 10 1     14145       227821   SH            SOLE              227821
ISHARES TR                   S&P GBL TELCM   464287 27 5        58         1000   SH            SOLE                1000
MIDCAP SPDR TR                 UNIT SER 1    595635 10 3      5532        40180   SH            SOLE               40180
NASDAQ 100 TR                  UNIT SER 1    631100 10 4     17178       422588   SH            SOLE              422588
RYDEX ETF TRUST              S&P 500 EQ TRD  78355W 10 6      1991        44818   SH            SOLE               44818
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y 60 5     21411       618464   SH            SOLE              618464
SELECT SECTOR SPDR TR         SBI INT-TECH   81369Y 80 3      3644       165614   SH            SOLE              165614
SELECT SECTOR SPDR TR        SBI CONS STPLS  81369Y 30 8      1980        78001   SH            SOLE               78001
SELECT SECTOR SPDR TR        SBI HEALTHCARE  81369Y 20 9     18733       564403   SH            SOLE              564403
SELECT SECTOR SPDR TR        SBI CONS DISCR  81369Y 40 7      4063       116255   SH            SOLE              116255
SPDR TR                        UNIT SER 1    78462F 10 3     31884       238692   SH            SOLE              238692
VANGUARD INTL EQUITY INDEX F  EURPEAN ETF    922042 87 4      4539        71917   SH            SOLE               71917

REPORT SUMMARY         27 DATA RECORDS             $204,608     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

